BALANCE SHEETS - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 209,885	$ 22,437	$ 35,414
Prepaid Expenses	9,508	11,430	9,166
Total current assets	219,393	33,867	44,580
Property and equipment, net	4,572	5,100	3,647
Total assets	223,965	38,967	48,227
Current liabilities:
Accounts Payable	178,443	220,740	188,265
Accounts payable, related parties	52,725	52,489	54,668
Accrued interest		18,026	7,792
Accrued interest, related parties	4,170	3,570	1,170
Convertible notes payable, net of discounts of $0, $149,456 and $246,185 at March 31, 2017, December 31, 2016 and 2015, respectively		153,024	41,815
Notes payable, related parties	30,000	30,000	30,000
Derivative liabilities	5,092,870	221,822	150,076
Total current liabilities	5,358,208	699,671	473,786
Total liabilities	5,358,208	699,671	473,786
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares 'authorized, 2,000,000 and -0- shares issued and outstanding at March 31, 2017, December 31, 2016 and 2015, respectively	2,000	2,000
Common stock, $0.00001 par value, 1,000,000,000 shares authorized, 491,852,004, 304,556,650 and 82,331,062 shares issued and outstanding at March 31, 2017, December 31, 2016 and 2015, respectively	4,919	3,046	823
Additional paid in capital	12,753,194	11,899,504	10,370,651
Accumulated deficit	(17,894,356)	(12,565,254)	(10,797,033)
Total stockholders' equity (deficit)	(5,134,243)	(660,704)	(425,559)	$ (67,759)
Total liabilities and stockholders' equity (deficit)	$ 223,965	$ 38,967	$ 48,227